Stockholders' Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Option [Member]
Number of Shares Outstanding, beginning balance	555,000	555,000
Number of Shares, Granted		555,000
Number of Shares, Exercised
Number of Shares, Forfeited / Cancelled / Expired
Number of Shares Outstanding, ending balance	555,000	555,000
Number of Shares, Exercisable		65,790
Weighted Average Exercise Price, Outstanding beginning balance	$ 9.00
Weighted Average Exercise Price, Granted		9.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price Forfeited / Cancelled / Expired
Weighted Average Exercise Price, Outstanding ending balance	$ 9.00	9.00
Weighted Average Exercise Price, Exercisable		$ 9.00
Weighted Average Contractual Term in Years, Outstanding beginning balance	9 years
Weighted Average Contractual Term in Years, Granted		10 years
Weighted Average Contractual Term in Years, Exercised
Weighted Average Contractual Term in Years, Forfeited / Cancelled / Expired
Weighted Average Contractual Term in Years, Outstanding Ending balance	8 years 9 months	9 years
Weighted Average Contractual Term in Years, Exercisable	8 years 9 months	9 years
Underwriter Warrants [Member]
Number of Shares Outstanding, beginning balance	455,560	55,560
Number of Shares, Granted	400,000	55,560
Number of Shares, Exercised
Number of Shares, Forfeited / Cancelled / Expired
Number of Shares Outstanding, ending balance	455,560	55,560
Weighted Average Exercise Price, Outstanding beginning balance	$ 11.25
Weighted Average Exercise Price, Granted	12.00	11.25
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price Forfeited / Cancelled / Expired
Weighted Average Exercise Price, Outstanding ending balance	$ 11.91	$ 11.25
Weighted Average Contractual Term in Years, Outstanding beginning balance	4 years 6 months
Weighted Average Contractual Term in Years, Granted	4 years	5 years
Weighted Average Contractual Term in Years, Exercised
Weighted Average Contractual Term in Years, Forfeited / Cancelled / Expired
Weighted Average Contractual Term in Years, Outstanding Ending balance	4 years 1 month 6 days	4 years 6 months
Weighted Average Contractual Term in Years, Exercisable		4 years 6 months